Long-term debt (Details) - Schedule of annual maturities of our long-term debt $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of annual maturities of our long-term debt [Abstract]
2021	$ 12,378
2022	11,426
2023	83,713
2024	32,930
2025
Thereafter
Total long-term debt	140,447
Less: unamortized debt issuance cost	(3,104)
Total debt, net of unamortized debt issuance costs	$ 137,343